International Operations - Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 333,469	$ 393,780	$ 385,303
Total revenue	15,237	15,194	15,692
Income before income taxes	4,725	4,235	3,563
Net income	3,548	3,222	2,651
EMEA
Segment Reporting Information [Line Items]
Total assets	73,303	76,679	86,189
Total revenue	3,744	3,932	3,931
Income before income taxes	1,263	1,436	985
Net income	1,013	1,163	775
APAC
Segment Reporting Information [Line Items]
Total assets	18,074	17,829	16,812
Total revenue	922	904	1,383
Income before income taxes	485	451	913
Net income	389	365	719
Other
Segment Reporting Information [Line Items]
Total assets	1,350	1,176	1,516
Total revenue	549	577	645
Income before income taxes	286	269	365
Net income	229	218	287
Total International
Segment Reporting Information [Line Items]
Total assets	92,727	95,684	104,517
Total revenue	5,215	5,413	5,959
Income before income taxes	2,034	2,156	2,263
Net income	1,631	1,746	1,781
Total Domestic
Segment Reporting Information [Line Items]
Total assets	240,742	298,096	280,786
Total revenue	10,022	9,781	9,733
Income before income taxes	2,691	2,079	1,300
Net income	$ 1,917	$ 1,476	$ 870